Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - MMBbls	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Sales of reserves in place (in MMbbl)	1
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	639	(383)	(860)
Extensions and discoveries (in MMbbl)	280	205	115
Improved recovery (in MMbbl)	75	56	33
Sales of reserves in place (in MMbbl)	1	0	0
Purchases of reserves in place (in MMbbl)	0	288	52
Production (in MMbbl)	298	274	309
Economic revisions due to prices (in MMbbl)	485	(792)	(1,118)
Revisions of prior estimates (in MMbbl)	98	134	368